UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 33.1%
	ENERGY — 28.6%
$4,600,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027[1,2]	$4,634,500
	Archrock Partners LP / Archrock Partners Finance Corp.
2,250,000	6.000%, 4/01/2021[1]	2,238,750
1,875,000	6.000%, 10/01/2022[1]	1,856,250
20,800,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	21,086,000
15,000,000	Chesapeake Energy Corp. 8.000%, 6/15/2027[1]	14,850,000
13,350,000	EnLink Midstream Partners LP 4.850%, 7/15/2026[1]	13,066,312
10,300,000	Gulfport Energy Corp. 6.000%, 10/15/2024[1]	9,347,250
9,950,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/2026[1,2]	9,999,750
21,175,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	25,277,656
13,000,000	ONEOK, Inc. 4.550%, 7/15/2028[1]	13,182,494
41,075,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	42,122,412
6,125,000	Range Resources Corp. 5.000%, 3/15/2023[1]	5,918,281
11,265,000	Rose Rock Finance Corp. 5.625%, 11/15/2023[1]	10,532,775
	SemGroup Corp.
7,900,000	7.250%, 3/15/2026[1,2]	7,643,250
7,125,000	7.250%, 3/15/2026[1]	6,893,438
24,750,000	Southwestern Energy Co. 7.500%, 4/1/2026[1]	25,678,125
4,525,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/2028[1,2]	4,513,688
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
9,200,000	6.750%, 3/15/2024[1]	9,637,000
4,525,000	6.500%, 7/15/2027[1,2]	4,785,188
3,825,000	Williams Cos., Inc. 3.750%, 6/15/2027[1]	3,711,933

		236,975,052
	INDUSTRIAL — 2.1%
10,050,000	Teekay Corp. 8.500%, 1/15/2020[3]	9,994,725

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$7,750,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.500%, 7/15/2023[1,2,3]	$7,381,875

		17,376,600
	UTILITIES — 2.4%
20,150,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023[1,2,3]	19,721,813
	TOTAL CORPORATE BONDS
	(Cost $274,599,323)	274,073,465

Number of Shares
	COMMON STOCKS — 41.8%
	ENERGY — 41.8%
1,010,400	Altus Midstream Co. - Class A*	6,183,648
771,740	Antero Midstream GP LP	9,855,120
323,200	Cheniere Energy, Inc.*,[4]	20,830,240
776,513	Enbridge, Inc.[3]	28,723,216
506,591	EnLink Midstream LLC	5,648,490
937,810	Equitrans Midstream Corp.	16,542,968
2,525,098	Kinder Morgan, Inc.	48,380,878
176,677	NextEra Energy Partners LP	7,630,680
555,454	ONEOK, Inc.	35,693,474
1,720,045	Plains GP Holdings LP - Class A	39,887,843
1,484,457	Tallgrass Energy LP	33,593,262
741,174	Targa Resources Corp.	29,824,842
636,160	TransCanada Corp.[3]	28,449,075
1,313,882	Williams Cos., Inc.	35,067,510
		346,311,246
	TOTAL COMMON STOCKS
	(Cost $379,998,263)	346,311,246

	MASTER LIMITED PARTNERSHIPS — 23.5%
	ENERGY — 23.5%
623,555	Andeavor Logistics LP	21,936,665
443,630	Antero Midstream Partners LP	10,713,665
24,336	Buckeye Partners LP	766,097
743,277	DCP Midstream LP	23,955,818
2,110,447	Energy Transfer LP	31,213,511
1,087,660	Enterprise Products Partners LP	30,073,799
427,790	Magellan Midstream Partners LP	26,039,577

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
771,590	MPLX LP	$25,585,924
499,185	Phillips 66 Partners LP	24,490,016
		194,775,072
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $198,710,137)	194,775,072

	SHORT-TERM INVESTMENTS — 1.2%
9,474,982	Fidelity Institutional Money Market - Treasury Only Portfolio, 2.234%[5]	9,474,982
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,474,982)	9,474,982
	TOTAL INVESTMENTS — 99.6%
	(Cost $862,782,705)	824,634,765
	Other Assets in Excess of Liabilities — 0.4%	3,010,573
	TOTAL NET ASSETS — 100.0%	$827,645,338

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Cheniere Energy, Inc
(3,232)	Exercise Price: $70, Notional Amount: $(22,624,000), Expiration Date: March 16, 2019*	(35,552)
	TOTAL CALL OPTIONS
	(Proceeds $255,422)	(35,552)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $255,422)	$(35,552)

LLC — Limited Liability Company
LP — Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $105,043,720 which represents 12.69% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security segregated as cover for open written option contracts.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 28.9%
	ENERGY — 25.2%
$600,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027[1,2]	$604,500
750,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.000%, 4/1/2021[1]	746,250
3,300,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	3,345,375
700,000	Chesapeake Energy Corp. 8.000%, 6/15/2027[1]	693,000
3,225,000	Gulfport Energy Corp. 6.000%, 10/15/2024[1]	2,926,688
1,450,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/2026[1,2]	1,457,250
3,200,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	3,820,000
2,000,000	ONEOK, Inc. 4.550%, 7/15/2028[1]	2,028,076
11,550,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	11,844,525
955,000	Range Resources Corp. 5.000%, 3/15/2023[1]	922,769
	SemGroup Corp.
3,100,000	7.250%, 3/15/2026[1,2]	2,999,250
950,000	7.250%, 3/15/2026[1]	919,125
1,635,000	SemGroup Corp. / Rose Rock Finance Corp. 5.625%, 11/15/2023[1]	1,528,725
4,375,000	Southwestern Energy Co. 7.500%, 4/1/2026[1]	4,539,062
1,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	1,466,500

		39,841,095
	INDUSTRIAL — 1.7%
1,650,000	Teekay Corp. 8.500%, 1/15/2020[3]	1,640,925
1,200,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.500%, 7/15/2023[1,2,3]	1,143,000

		2,783,925
	UTILITIES — 2.0%
3,175,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023[1,2,3]	3,107,531
	TOTAL CORPORATE BONDS
	(Cost $45,608,591)	$45,732,551

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 43.2%
	ENERGY — 43.2%
200,600	Altus Midstream Co. - Class A*	$1,227,672
153,175	Antero Midstream GP LP	1,956,045
64,200	Cheniere Energy, Inc.*[4]	4,137,690
154,124	Enbridge, Inc.[3]	5,701,047
100,580	EnLink Midstream LLC	1,121,467
186,141	Equitrans Midstream Corp.	3,283,527
477,025	Kinder Morgan, Inc.	9,139,799
35,093	NextEra Energy Partners LP	1,515,667
110,276	ONEOK, Inc.	7,086,336
341,495	Plains GP Holdings LP - Class A	7,919,269
294,646	Tallgrass Energy LP	6,667,839
147,106	Targa Resources Corp.	5,919,545
126,290	TransCanada Corp.[3]	5,647,689
260,866	Williams Cos., Inc.	6,962,513
		68,286,105
	TOTAL COMMON STOCKS
	(Cost $88,352,899)	68,286,105

	MASTER LIMITED PARTNERSHIPS — 24.3%
	ENERGY — 24.3%
123,765	Andeavor Logistics LP	4,354,053
88,075	Antero Midstream Partners LP	2,127,011
147,538	DCP Midstream LP	4,755,150
418,973	Energy Transfer LP	6,196,611
215,915	Enterprise Products Partners LP	5,970,050
84,950	Magellan Midstream Partners LP	5,170,906
153,169	MPLX LP	5,079,084
99,055	Phillips 66 Partners LP	4,859,638
		38,512,503
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $41,535,544)	38,512,503

	SHORT-TERM INVESTMENTS — 55.5%
87,749,407	Fidelity Institutional Money Market - Treasury Only Portfolio, 2.234%[5]	87,749,407
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $87,749,407)	87,749,407
	TOTAL INVESTMENTS — 151.9%
	(Cost $263,246,441)	240,280,566
	Liabilities in Excess of Other Assets — (51.9)%	(82,081,341)
	TOTAL NET ASSETS — 100.0%	$158,199,225

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Cheniere Energy, Inc
(642)	Exercise Price: $70, Notional Amount: $(4,494,000), Expiration Date: March 15, 2019*	$(7,062)
	TOTAL CALL OPTIONS
	(Proceeds $50,737)	(7,062)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $50,737)	$(7,062)

LLC — Limited Liability Company
LP — Limited Partnership
*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $16,476,906 which represents 10.42% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security segregated as cover for open written option contracts.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Equity Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 73.3%
	ENERGY — 73.3%
66,700	Altus Midstream Co. - Class A*	$408,204
36,865	Antero Midstream GP LP	470,766
10,705	Cheniere Energy, Inc.*	689,937
9,778	Enbridge, Inc.[1]	361,688
46,975	EnLink Midstream LLC	523,771
21,706	Equitrans Midstream Corp.	382,894
63,638	Kinder Morgan, Inc.	1,219,304
4,248	NextEra Energy Partners LP	183,471
16,850	ONEOK, Inc.	1,082,781
48,880	Plains GP Holdings LP - Class A	1,133,527
56,443	Tallgrass Energy LP	1,277,305
18,637	Targa Resources Corp.	749,953
15,440	TransCanada Corp.[1]	690,477
39,041	Williams Cos., Inc.	1,042,005
		10,216,083
	TOTAL COMMON STOCKS
	(Cost $10,050,944)	10,216,083

	MASTER LIMITED PARTNERSHIPS — 25.0%
	ENERGY — 22.4%
16,089	Andeavor Logistics LP	566,011
16,837	DCP Midstream LP	542,657
31,715	Energy Transfer LP	469,065
21,030	Enterprise Products Partners LP	581,479
16,081	MPLX LP	533,246
8,875	Phillips 66 Partners LP	435,407

		3,127,865
	UTILITIES — 2.6%
90,531	American Midstream Partners LP	357,598
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $3,428,239)	3,485,463

	SHORT-TERM INVESTMENTS — 1.9%
263,539	Fidelity Institutional Money Market - Treasury Only Portfolio, 2.234%[2]	263,539
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $263,539)	263,539
	TOTAL INVESTMENTS — 100.2%
	(Cost $13,742,722)	13,965,085
	Liabilities in Excess of Other Assets — (0.2)%	(21,320)
	TOTAL NET ASSETS — 100.0%	$13,943,765

Advisory Research MLP & Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

LLC — Limited Liability Company
LP — Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Note 1 – Organization

The Advisory Research MLP & Energy Income Fund (the “Energy Income Fund”), Advisory Research MLP & Energy Infrastructure Fund (the “Energy Infrastructure Fund”) and Advisory Research MLP & Equity Fund (the “Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Energy Income Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The Energy Infrastructure Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers one class of shares, Class I. Class I shares commenced investment operations on September 9, 2010.

The Equity Fund primarily seeks total return. The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2019 (Unaudited)

(b) Master Limited Partnerships

A Master Limited Partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of each Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of each Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Return of Capital Estimates

Distributions received from each Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended February 28, 2019, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Short Sales

Short sales are transactions under which each Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by each Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At February 28, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Energy Income Fund	Energy Infrastructure Fund	Equity Fund
Cost of investments	$838,853,875	$259,543,180	$13,300,841

Gross unrealized appreciation	$66,812,597	$7,553,510	$1,899,707
Gross unrealized depreciation	(81,067,259)	(26,823,186)	(1,235,463)
Net unrealized appreciation/(depreciation) on investments	$(14,254,662)	$(19,269,676)	$664,244

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2019 (Unaudited)

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2019, in valuing the Funds’ assets carried at fair value:

Energy Income Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$236,975,052	$-	$236,975,052
Industrial	-	17,376,600	-	17,376,600
Utilities	-	19,721,813	-	19,721,813
Common Stocks
Energy	346,311,246	-	-	346,311,246
Master Limited Partnerships
Energy	194,775,072	-	-	194,775,072
Short-Term Investments	9,474,982	-	-	9,474,982
Total Investments	$550,561,300	$274,073,465	$-	$824,634,765

Liabilities
Investments
Written Options Contracts	$35,552	$-	$-	$35,552
Total Investments	$35,552	$-	$-	$35,552

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2019 (Unaudited)

Energy Infrastructure Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$39,841,095	$-	$39,841,095
Industrial	-	2,783,925	-	2,783,925
Utilities	-	3,107,531	-	3,107,531
Common Stocks
Energy	68,286,105	-	-	68,286,105
Master Limited Partnerships
Energy	38,512,503	-	-	38,512,503
Short-Term Investments	87,749,407	-	-	87,749,407
Total Investments	$194,548,015	$45,732,551	$-	$240,280,566

Liabilities
Investments
Written Options Contracts	$7,062	$-	$-	$7,062
Total Investments	$7,062	$-	$-	$7,062

*	The Fund did not hold any Level 3 securities at period end.

Equity Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks
Energy	$10,216,083	$-	$-	$10,216,083
Master Limited Partnerships
Energy	3,127,865	-	-	3,127,865
Utilities	357,598	-	-	357,598
Short-Term Investments	263,539	-	-	263,539
Total Investments	$13,965,085	$-	$-	$13,965,085

*	The Fund did not hold any Level 2 or 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/29/19